Compensation Receivable for Consumption Tax, Net - Schedule of Compensation Receivable for Consumption Tax, Net (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Compensation Receivable for Consumption Tax, Net [Abstract]
Compensation receivable for consumption tax	$ 8,795,411	$ 9,311,718
Less: allowance for credit losses	(87,954)	(93,103)
Subtotal	8,707,457	9,218,615
Less: compensation receivable for consumption tax, current, net	(8,707,457)	(7,178,775)
Compensation receivable for consumption tax, non-current, net		$ 2,039,840